N-2	6 Months Ended
Dec. 31, 2024
Prospectus [Line Items]
Document Period End Date	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key	0000880406
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	The Herzfeld Caribbean Basin Fund, Inc.